Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Vessel revenue	$ 65,682	$ 89,523	$ 94,859
Commissions	(2,337)	(3,024)	(3,339)
Vessel revenue, net	63,345	86,499	91,520
Expenses:
Voyage expenses	(18,567)	(36,641)	(40,184)
Vessel operating expenses	(22,347)	(18,980)	(20,742)
Management fees	(1,052)	(989)	(1,042)
General and administration expenses	(6,607)	(5,989)	(6,500)
Amortization of deferred dry-docking costs	(2,319)	(844)	(634)
Depreciation	(12,721)	(11,016)	(10,876)
Impairment loss	0	0	(7,267)
Operating (loss) / income	(268)	12,040	4,275
Other income / (expenses), net:
Interest and finance costs	(12,342)	(15,216)	(16,415)
Interest and finance costs - related party	(11,083)	(8,629)	(8,881)
Gain on debt refinancing	5,144	0	0
Interest and other income	208	213	83
Foreign currency exchange losses, net	(15)	(52)	(104)
Total other expenses, net	(18,088)	(23,684)	(25,317)
Net loss before income taxes	(18,356)	(11,644)	(21,042)
Income taxes	0	(54)	(16)
Net loss	$ (18,356)	$ (11,698)	$ (21,058)
Net loss per common share
Basic (in dollars per share)	$ (0.55)	$ (12.21)	$ (134.39)
Diluted (in dollars per share)	$ (0.55)	$ (12.21)	$ (134.39)
Weighted average common shares outstanding
Basic (in shares)	33,436,278	958,297	156,692
Diluted (in shares)	33,436,278	958,297	156,692